Other Current Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Current Assets [Abstract]
Inventories	$ 6,609	$ 8,616
Deferred mobilization expenses	66,169	76,986
Prepayments and advances	22,880	10,980
Other	5,850	14,389
Total	$ 101,508	$ 110,971